Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
Selling, General and Administrative Expenses	19. Selling, General and Administrative Expenses

	Year Ended December 31,
(in thousands of $)	2024	2023 1)	2022 1)
Personnel expenses	$424,916	$303,033	$234,740
Marketing services	306,987	202,146	115,950
Professional fees	170,215	108,820	62,620
BIS expenses	27,295	20,408	17,431
Facilities and occupancy expenses	20,888	11,264	9,627
Supervisory board	9,724	8,362	6,912
Depreciation and amortization	3,149	2,366	2,211
Other expenses	92,163	55,506	22,641
Total Selling, general and administrative expenses	$1,055,337	$711,905	$472,132
1)Comparative figures have been presented to be consistent with the one adopted in the current year.